iShares®

iShares, Inc.

Supplement dated February 11, 2021 (the “Supplement”)

to the Statement of Additional Information (the “SAI”) dated

December 30, 2020 (as revised January 14, 2021)

for the iShares MSCI Emerging Markets Asia ETF (EEMA) and

iShares MSCI Emerging Markets Small-Cap ETF (EEMS)

(each, a “Fund” and together, the “Funds”)

The information in this Supplement updates information in, and should be read in conjunction with, the SAI for each Fund.

Effective February 11, 2021, the number of shares in a Creation Unit and the approximate value of one Creation Unit of each Fund are as follows:

Fund Name	Creation Unit Size	Approximate Value of a Creation Unit as of February 10, 2021
iShares MSCI Emerging Markets Asia ETF	100,000 shares per unit	$9,737,000
iShares MSCI Emerging Markets Small-Cap ETF	100,000 shares per unit	$5,638,000

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.	IS-A-BSI-0221

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE